Finance Income and Costs	12 Months Ended
Dec. 31, 2021
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Finance Income and Costs

33.	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Finance income
Interest income(*1)	￦	352,384	372,174	292,243
Dividend income		75,455	38,348	74,451
Gain on foreign currency transactions		824,565	1,147,692	1,079,939
Gain on foreign currency translations		206,019	574,463	298,452
Gain on derivatives transactions		195,933	352,005	402,171
Gain on valuations of derivatives		163,491	115,642	370,780
Gain on disposals of financial assets at fair value through profit o r loss		8,525	15,550	20,070
Gain on valuations of financial assets at fair value through profit or loss		42,297	51,581	101,717
Gain on valuations of financial liabilities at fair value through profit or loss		—	—	54,057
Others		3,474	10,044	36,230

	￦	1,872,143	2,677,499	2,730,110

Finance costs
Interest expenses	￦	(755,711)	(638,797)	(439,826)
Loss on foreign currency transactions		(746,603)	(1,067,907)	(985,179)
Loss on foreign currency translations		(319,470)	(425,479)	(554,910)
Loss on derivatives transactions		(228,144)	(410,008)	(496,798)
Loss on valuations of derivatives		(47,447)	(229,524)	(101,198)
Loss on disposals of trade accounts and notes receivable		(36,935)	(15,816)	(17,769)
Loss on disposals of financial assets at fair value through profit or loss		(2,969)	(5,571)	(7,951)
Loss on valuations of financial assets at fair value through profit or loss		(65,848)	(67,464)	(113,810)
Others		(38,936)	(31,836)	(47,734)

	￦	(2,242,063)	(2,892,402)	(2,765,175)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2019, 2020 and 2021 were ￦ 209,511 million, ￦ 207,014 and ￦ 134,121 million, respectively.